Bank Premises, Furniture, Fixtures and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Bank Premises, Furniture, Fixtures and Equipment

Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2014 and 2013:

	2014	2013
Land and buildings	$24,085,233	$23,291,103
Furniture, fixtures and equipment	15,161,067	14,257,831

	39,246,300	37,548,934

Less accumulated depreciation	20,006,070	18,925,780

Total	$19,240,230	$18,623,154